Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Accounts receivable, allowance	$ 216	$ 213
Common stock, par value (in dollars per share)	$ 0.10	$ 0.10